Interest and Finance Costs (Tables)	9 Months Ended
Sep. 30, 2016
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	Nine-month period ended September 30,
	2016	2015
Interest on long-term debt	5,008	241
Amortization of debt issuance costs	186	23
Other	11	16
Total	5,205	280

Interest and Finance Costs - Related Party
Interest and finance costs-related party are analyzed as follows:

	Nine-month period ended September 30,
	2016	2015
Convertible notes interest expense	924	119
Convertible notes amortization of debt discount (Note 3)	688	227
Gain on extinguishment of convertible notes	-	(200)
Total	1,612	146